Provisions	12 Months Ended
Dec. 31, 2020
Disclosure of other provisions [text block] [Abstract]
Provisions
24.	Provisions:

(a)	As of December 31, 2019 and 2020, provisions are detailed as follows:

	2019	2020
	MCh$	MCh$
Provision for minimum dividends	177,902	138,932
Provisions for contingent loan risks	24,971	98,181
Provisions for other contingencies	501	507
Total	203,374	237,620

(b)	The following table details the changes in provisions during 2019 and 2020:

	Minimum dividends MCh$	Contingent loan risks MCh$	Other MCh$	Total MCh$

Balances as of January 1, 2019	178,462	25,016	468	203,946
Provisions established	177,902	—	33	177,935
Provisions used	(178,462)	(45)	—	(178,507)
Provisions released	—	—	—	—
Balances as of December 31, 2019	177,902	24,971	501	203,374

Balances as of January 1, 2020	177,902	24,971	501	203,374
Provisions established	138,932	73,210	6	212,148
Provisions used	(177,902)	—	—	(177,902)
Provisions released	—	—	—	—
Balances as of December 31, 2020	138,932	98,181	507	237,620

(c)	Impairment losses on contingent loan risks:

Provisions for contingent loan risks are detailed as follows:

	Outstanding exposure		ECL
	2019	2020	2019	2020
	MCh$	MCh$	MCh$	MCh$
Warranty by endorsement and sureties	280,838	224,079	63	6,068
Confirmed foreign letters of credit	94,673	58,299	4	10
Issued foreign letters of credit	316,916	343,663	51	235
Performance guarantees	2,283,390	2,214,370	4,037	13,124
Undrawn credit lines	7,870,260	7,650,382	20,816	78,744
Other commitments	155,163	107,707	—	—
Total	11,001,240	10,598,500	24,971	98,181

An analysis of changes in the gross carrying amount and the corresponding allowance for impairment losses in relation to each contingent loan risk is as follow:

a.	Warranty by endorsement and sureties:

The table below shows the credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year-end stage classification as of December 31, 2019 and 2020.

	As of December 31, 2019
	Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Normal	249,306	395	30,761	—	—	—	280,462
Substandard	—	—	376	—	—	—	376
Non—complying	—	—	—	—	—	—	—
Total	249,306	395	31,137	—	—	—	280,838

	As of December 31, 2020
	Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Normal	186,051	131	31,911	—	—	—	218,093
Substandard	—	—	356	—	—	—	356
Non—complying	—	—	—	—	5,630	—	5,630
Total	186,051	131	32,267	—	5,630	—	224,079

An analysis of changes in the outstanding exposures on warranty by endorsement and sureties during the 2019 and 2020 periods are as follows:

	Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Outstanding exposure as of January 1, 2019	332,965	138	8,573	—	—	—	341,676
Net change on exposures	(47,268)	273	7,604	7	—	—	(39,384)
Transfer to Stage 1	5,243	7	(5,243)	(7)	—	—	—
Transfer to Stage 2	(22,454)	—	22,454	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—
Foreign exchange adjustments	(19,180)	(23)	(2,251)	—	—	—	(21,454)
Exposure as of December 31, 2019	249,306	395	31,137	—	—	—	280,838

Outstanding exposure as of January 1, 2020	249,306	395	31,137	—	—	—	280,838
Net change on exposures	(31,759)	(231)	(19,038)	(62)	—	—	(51,090)
Transfer to Stage 1	29,099	—	(29,099)	—	—	—	—
Transfer to Stage 2	(55,270)	(65)	55,270	65	—	—	—
Transfer to Stage 3	—	—	(6,069)	—	6,069	—	—
Foreign exchange adjustments	(5,325)	32	66	(3)	(439)	—	(5,669)
Exposure as of December 31, 2020	186,051	131	32,267	—	5,630	—	224,079

An analysis of changes in ECL exposures on warranty by endorsement and sureties during the 2019 and 2020 periods are as follows:

	Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
ECL exposures as of January 1, 2019	428	—	—	—	—	—	428
Net change on exposures	(366)	—	18	—	—	—	(348)
Transfer to Stage 1	8	—	(8)	—	—	—	—
Transfer to Stage 2	(6)	—	6	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year	(1)	—	—	—	—	—	(1)
Changes to models and assumptions	(32)	—	7	—	—	—	(25)
Foreign exchange adjustments	10	—	(1)	—	—	—	9
ECL as of December 31, 2019	41	—	22	—	—	—	63

ECL exposures as of January 1, 2020	41	—	22	—	—	—	63
Net change on exposures	(19)	—	2,838	—	—	—	2,819
Transfer to Stage 1	1	—	(1)	—	—	—	—
Transfer to Stage 2	(18)	—	18	—	—	—	—
Transfer to Stage 3	—	—	(3,034)	—	3,034	—	—
Impact on year-end ECL of exposures transferred between stages during the year	—	—	159	—	2,815	—	2,974
Changes to models and assumptions	167	—	226	—	—	—	393
Foreign exchange adjustments	2	—	36	—	(219)	—	(181)
ECL as of December 31, 2020	174	—	264	—	5,630	—	6,068

b.	Confirmed foreign letters of credit:

The table below shows the credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year-end stage classification.

	As of December 31, 2019
	Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Normal	94,673	—	—	—	—	—	94,673
Substandard	—	—	—	—	—	—	—
Non—complying	—	—	—	—	—	—	—
Total	94,673	—	—	—	—	—	94,673

	As of December 31, 2020
	Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Normal	58,063	236	—	—	—	—	58,299
Substandard	—	—	—	—	—	—	—
Non—complying	—	—	—	—	—	—	—
Total	58,063	236	—	—	—	—	58,299

An analysis of changes in the outstanding exposures on confirmed foreign letters of credit during the 2019 and 2020 periods are as follows:

	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Outstanding exposure as of January 1, 2019	56,764	—	—	—	—	—	56,764
Net change on exposures	46,648	—	—	—	—	—	46,648
Transfer to Stage 1	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—
Foreign exchange adjustments	(8,739)	—	—	—	—	—	(8,739)
Exposure as of December 31, 2019	94,673	—	—	—	—	—	94,673

Outstanding exposure as of January 1, 2020	94,673	—	—	—	—	—	94,673
Net change on exposures	(34,528)	236	—	—	—	—	(34,292)
Transfer to Stage 1	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—
Foreign exchange adjustments	(2,082)	—	—	—	—	—	(2,082)
Exposure as of December 31, 2020	58,063	236	—	—	—	—	58,299

An analysis of changes in ECL exposures on confirmed foreign letters of credit during the 2019 and 2020 periods are as follows:

	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL exposures as of January 1, 2019	29	—	—	—	—	—	29
Net change on exposures	(24)	—	—	—	—	—	(24)
Transfer to Stage 1	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year	—	—	—	—	—	—	—
Changes to models and assumptions	(1)						(1)
Foreign exchange adjustments	—	—	—	—	—	—	—
ECL as of December 31, 2019	4	—	—	—	—	—	4

ECL exposures as of January 1, 2020	4	—	—	—	—	—	4
Net change on exposures	—	—	—	—	—	—	—
Transfer to Stage 1	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year	—	—	—	—	—	—	—
Changes to models and assumptions	7	—	—	—	—	—	7
Foreign exchange adjustments	(1)	—	—	—	—	—	(1)
ECL as of December 31, 2020	10	—	—	—	—	—	10

c.	Issued foreign letters of credit:

The table below shows the credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year-end stage classification.

As of December 31, 2019
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Normal	149,753	1,308	165,538	317	—	—	316,916
Substandard	—	—	—	—	—	—	—
Non-complying	—	—	—	—	—	—	—
Total	149,753	1,308	165,538	317	—	—	316,916

	As of December 31, 2020
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Normal	298,841	1,881	42,927	—	—	—	343,649
Substandard	—	—	14	—	—	—	14
Non-complying	—	—	—	—	—	—	—
Total	298,841	1,881	42,941	—	—	—	343,663

An analysis of changes in the outstanding exposures on issued foreign letters of credit during the 2019 and 2020 periods are as follows:

	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Outstanding exposure as of January 1, 2019	344,874	1,585	41,823	114	—	—	388,396
Net change on exposures	(41,247)	(362)	(21,391)	371	—	—	(62,629)
Transfer to Stage 1	20,794	491	(20,794)	(491)	—	—	—
Transfer to Stage 2	(167,024)	(333)	167,024	333	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—
Foreign exchange adjustments	(7,644)	(73)	(1,124)	(10)	—	—	(8,851)
Exposure as of December 31, 2019	149,753	1,308	165,538	317	—	—	316,916

Outstanding exposure as of January 1, 2020	149,753	1,308	165,538	317	—	—	316,916
Net change on exposures	53,462	830	(20,836)	(530)	—	—	32,926
Transfer to Stage 1	136,838	866	(136,838)	(866)	—	—	—
Transfer to Stage 2	(37,319)	(1,048)	37,319	1,048	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—
Foreign exchange adjustments	(3,893)	(75)	(2,242)	31	—	—	(6,179)
Exposure as of December 31, 2020	298,841	1,881	42,941	—	—	—	343,663

An analysis of changes in ECL exposures on issued foreign letters of credit during the 2019 and 2020 periods are as follows:

	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL exposures as of January 1, 2019	83	10	—	—	—	—	93
Net change on exposures	(61)	(8)	10	18	—	—	(41)
Transfer to Stage 1	—	—	—	—	—	—	—
Transfer to Stage 2	(3)	(1)	3	1	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year	—	—	(2)	—	—	—	(2)
Changes to models and assumptions	1	—	—	—	—	—	1
Foreign exchange adjustments	—	—	—	—	—	—	—
ECL as of December 31, 2019	20	1	11	19	—	—	51

ECL exposures as of January 1, 2020	20	1	11	19	—	—	51
Net change on exposures	7	3	(13)	(19)	(1)	—	(23)
Transfer to Stage 1	2	—	(2)	—	—	—	—
Transfer to Stage 2	(10)	(4)	10	4	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year	1	—	10	(4)	—	—	7
Changes to models and assumptions	111	—	92	—	1	—	204
Foreign exchange adjustments	(2)	—	(2)	—	—	—	(4)
ECL as of December 31, 2020	129	—	106	—	—	—	235

d.	Performance guarantees:

The table below shows the credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year-end stage classification.

	As of December 31, 2019
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Normal	1,804,374	44,325	414,621	10,970	—	—	2,274,290
Substandard	—	—	5,806	—	—	—	5,806
Non—complying	—	—	—	—	2,194	1,100	3,294
Total	1,804,374	44,325	420,427	10,970	2,194	1,100	2,283,390

	As of December 31, 2020
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Normal	1,573,058	46,523	568,005	615	—	—	2,188,201
Substandard	—	—	21,833	—	—	—	21,833
Non—complying	—	—	—	—	3,851	485	4,336
Total	1,573,058	46,523	589,838	615	3,851	485	2,214,370

An analysis of changes in the outstanding exposures on Performance guarantees during the 2019 and 2020 periods are as follows:

	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Outstanding exposure as of January 1, 2019	1,685,980	54,523	485,075	3,544	2,310	1,250	2,232,682
Net change on exposures	129,463	(10,568)	(38,887)	8,898	(2,950)	(1,203)	84,753
Transfer to Stage 1	249,755	18,249	(249,755)	(18,092)	—	(157)	—
Transfer to Stage 2	(229,813)	(17,111)	230,906	17,417	(1,093)	(306)	—
Transfer to Stage 3	(74)	(729)	(3,884)	(792)	3,958	1,521	—
Foreign exchange adjustments	(30,937)	(39)	(3,028)	(5)	(31)	(5)	(34,045)
Exposure as of December 31, 2019	1,804,374	44,325	420,427	10,970	2,194	1,100	2,283,390

Outstanding exposure as of January 1, 2020	1,804,374	44,325	420,427	10,970	2,194	1,100	2,283,390
Net change on exposures	(33,951)	(8,832)	(6,254)	1,305	(5,241)	(1,226)	(54,199)
Transfer to Stage 1	128,944	29,217	(128,944)	(29,180)	—	(37)	—
Transfer to Stage 2	(314,572)	(17,839)	314,683	18,347	(111)	(508)	—
Transfer to Stage 3	(459)	(326)	(6,511)	(826)	6,970	1,152	—
Foreign exchange adjustments	(11,278)	(22)	(3,563)	(1)	39	4	(14,821)
Exposure as of December 31, 2020	1,573,058	46,523	589,838	615	3,851	485	2,214,370

An analysis of changes in ECL exposures on Performance guarantees during the 2019 and 2020 periods are as follows:

	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL exposures as of January 1, 2019	2,308	509	765	—	495	3	4,080
Net change on exposures	(1,717)	(178)	767	789	(791)	471	(659)
Transfer to Stage 1	287	20	(287)	(20)	—	—	—
Transfer to Stage 2	(249)	(233)	919	233	(670)	—	—
Transfer to Stage 3	(2)	(22)	(192)	(17)	194	39	—
Impact on year-end ECL of exposures transferred between stages during the year	(18)	182	(684)	(231)	1,263	(39)	473
Changes to models and assumptions	(15)	—	152	—	—	—	137
Foreign exchange adjustments	7	(1)	—	—	—	—	6
ECL as of December 31, 2019	601	277	1,440	754	491	474	4,037

ECL exposures as of January 1, 2020	601	277	1,440	754	491	474	4,037
Net change on exposures	359	(160)	6,341	(674)	(8,647)	(454)	(3,235)
Transfer to Stage 1	48	78	(48)	(68)	—	(10)	—
Transfer to Stage 2	(222)	(169)	237	179	(15)	(10)	—
Transfer to Stage 3	—	(2)	(4,038)	(6)	4,038	8	—
Impact on year-end ECL of exposures transferred between stages during the year	2	235	362	(172)	6,261	(8)	6,680
Changes to models and assumptions	2,002	658	2,138	(10)	851	—	5,639
Foreign exchange adjustments	—	—	(10)	—	13	—	3
ECL as of December 31, 2020	2,790	917	6,422	3	2,992	—	13,124

e.	Undrawn credit lines:

The table below shows the credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year-end stage classification.

	As of December 31, 2019
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Normal	1,135,118	6,434,148	81,990	207,646	—	—	7,858,902
Substandard	—	—	1,468	—	—	—	1,468
Non—complying	—	—	—	—	359	9,531	9,890
Total	1,135,118	6,434,148	83,458	207,646	359	9,531	7,870,260

	As of December 31, 2020
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Normal	1,055,119	6,244,331	138,432	182,812	20	—	7,620,714
Substandard	—	—	3,896	—	—	—	3,896
Non—complying	—	—	—	—	837	24,935	25,772
Total	1,055,119	6,244,331	142,328	182,812	857	24,935	7,650,382

An analysis of changes in the outstanding exposures undrawn credit lines during the 2019 and 2020 periods are as follows:

	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Outstanding exposure as of January 1, 2019	1,279,611	5,512,504	178,586	786,663	328	11,633	7,769,325
Net change on exposures	(182,381)	668,090	(50,111)	(96,818)	(204)	(8,651)	329,925
Transfer to Stage 1	162,455	1,058,685	(162,453)	(1,058,572)	(2)	(113)	—
Transfer to Stage 2	(118,673)	(593,536)	118,848	598,413	(175)	(4,877)	—
Transfer to Stage 3	(57)	(1,970)	(365)	(9,938)	422	11,908	—
Foreign exchange adjustments	(5,837)	(209,625)	(1,047)	(12,102)	(10)	(369)	(228,990)
Exposure as of December 31, 2019	1,135,118	6,434,148	83,458	207,646	359	9,531	7,870,260

Outstanding exposure as of January 1, 2020	1,135,118	6,434,148	83,458	207,646	359	9,531	7,870,260
Net change on exposures	(28,109)	20,484	11,628	(102,141)	(568)	(7,903)	(106,609)
Transfer to Stage 1	80,990	516,008	(80,990)	(515,854)	—	(154)	—
Transfer to Stage 2	(129,707)	(597,956)	129,751	606,469	(44)	(8,513)	—
Transfer to Stage 3	(183)	(18,407)	(949)	(14,838)	1,132	33,245	—
Foreign exchange adjustments	(2,990)	(109,946)	(570)	1,530	(22)	(1,271)	(113,269)
Exposure as of December 31, 2020	1,055,119	6,244,331	142,328	182,812	857	24,935	7,650,382

An analysis of changes in ECL exposures on undrawn credit lines during the 2019 and 2020 periods are as follows:

	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL exposures as of January 1, 2019	1,634	9,123	137	4,194	—	5,298	20,386
Net change on exposures	(1,229)	4,832	25	(1,245)	63	(848)	1,598
Transfer to Stage 1	88	6,162	(87)	(6,141)	(1)	(21)	—
Transfer to Stage 2	(113)	(6,056)	191	7,838	(78)	(1,782)	—
Transfer to Stage 3	—	(149)	(12)	(792)	12	941	—
Impact on year-end ECL of exposures transferred between stages during the year	(35)	(389)	(129)	(1,116)	83	1,006	(580)
Changes to models and assumptions	(112)	(269)	63	(28)	—	—	(346)
Foreign exchange adjustments	1	(119)	(3)	(66)	(1)	(54)	(242)
ECL as of December 31, 2019	234	13,135	185	2,644	78	4,540	20,816

ECL exposures as of January 1, 2020	234	13,135	185	2,644	78	4,540	20,816
Net change on exposures	181	(1,726)	502	(1,262)	(174)	(1,004)	(3,483)
Transfer to Stage 1	19	7,348	(19)	(7,301)	—	(47)	—
Transfer to Stage 2	(93)	(5,942)	101	9,664	(8)	(3,722)	—
Transfer to Stage 3	—	(317)	(67)	(766)	67	1,083	—
Impact on year-end ECL of exposures transferred between stages during the year	(1)	(293)	77	(1,035)	349	8,479	7,576
Changes to models and assumptions	899	53,001	267	1,294	116	(1,429)	54,148
Foreign exchange adjustments	(3)	(128)	(8)	30	(8)	(196)	(313)
ECL as of December 31, 2020	1,236	65,078	1,038	3,268	420	7,704	78,744

f.	Other commitments:

The table below shows the credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year-end stage classification as of December 31, 2019 and 2020.

As of December 31, 2019
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Normal	155,163	—	—	—	—	—	155,163
Substandard	—	—	—	—	—	—	—
Non—complying	—	—	—	—	—	—	—
Total	155,163	—	—	—	—	—	155,163

As of December 31, 2020
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Normal	107,707	—	—	—	—	—	107,707
Substandard	—	—	—	—	—	—	—
Non—complying	—	—	—	—	—	—	—
Total	107,707	—	—	—	—	—	107,707

An analysis of changes in the outstanding exposures on other commitments during the 2019 and 2020 periods are as follows:

	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Outstanding exposure as of January 1, 2019	46,561	—	—	—	—	—	46,561
Net change on exposures	108,602	—	—	—	—	—	108,602
Transfer to Stage 1	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—
Foreign exchange adjustments	—	—	—	—	—	—	—
Exposure as of December 31, 2019	155,163	—	—	—	—	—	155,163

Outstanding exposure as of January 1, 2020	155,163	—	—	—	—	—	155,163
Net change on exposures	(47,456)	—	—	—	—	—	(47,456)
Transfer to Stage 1	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—
Foreign exchange adjustments	—	—	—	—	—	—	—
Exposure as of December 31, 2020	107,707	—	—	—	—	—	107,707

An analysis of changes in ECL exposures on other commitments during the 2019 and 2020 periods are as follows:

	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL exposures as of January 1, 2019	—	—	—	—	—	—	—
Net change on exposures	—	—	—	—	—	—	—
Transfer to Stage 1	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year	—	—	—	—	—	—	—
Changes to models and assumptions	—	—	—	—	—	—	—
Foreign exchange adjustments	—	—	—	—	—	—	—
ECL as of December 31, 2019	—	—	—	—	—	—	—

ECL exposures as of January 1, 2020	—	—	—	—	—	—	—
Net change on exposures	—	—	—	—	—	—	—
Transfer to Stage 1	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year	—	—	—	—	—	—	—
Changes to models and assumptions	—	—	—	—	—	—	—
Foreign exchange adjustments	—	—	—	—	—	—	—
ECL as of December 31, 2020	—	—	—	—	—	—	—